Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information [Abstract]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	GALAPAGOS NV
Entity Common Stock, Shares Outstanding	65,411,767
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Central Index Key	0001421876
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity File Number	001-37384
Entity Incorporation, State or Country Code	C9
Document Accounting Standard	U.S. GAAP
Entity Addresses [Line Items]
Entity Address, Address Line One	Generaal De Wittelaan L11 A3
Entity Address, City or Town	Mechelen
Entity Address, Postal Zip Code	2800
Entity Address, Country	BE
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Generaal De Wittelaan L11 A3
Entity Address, City or Town	Mechelen
Entity Address, Postal Zip Code	2800
Entity Address, Country	BE
Contact Personnel Fax Number	32 15 342 901
Contact Personnel Name	Onno van de Stolpe